Net Loss Per Share - Antidilutive Securities Excluded from Computation of Diluted Weighted-Average Shares Outstanding (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted weighted-average shares outstanding	1,774,270	1,798,624	1,681,325	1,314,196	1,262,231
Unvested Restricted Stock Units[Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted weighted-average shares outstanding	527,777	72,916	72,916	62,500	94,792
Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted weighted-average shares outstanding	68,600	68,600	68,600	68,600	68,600
Outstanding Stock Issuance Commitments [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted weighted-average shares outstanding				9,722